Notes Payable - Schedule of Convertible Notes Payable and Related Debt Discount and Derivative Liability (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 17, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Nov. 19, 2020
Derivative liability		$ 2,205,666	$ 5,649,412	$ 3,012,597
Noteholder D [Member]
Derivative liability			$ 48,718
Noteholder B [Member]
Maturity date	Feb. 17, 2022
Interest rate	12.00%
Noteholder C [Member]
Maturity date		Dec. 29, 2020
Interest rate					6.00%
Debt discount					$ (15,000)
Convertible Notes Payable One [Member] | Noteholder A [Member]
Origination date		Feb. 12, 2019	Jan. 30, 2019	Aug. 01, 2018
Maturity date		Feb. 11, 2020	Jan. 30, 2021	Aug. 01, 2019
Interest rate		8.00%	10.00%	12.00%
Balance		$ 388,889	$ 437,222	$ 50,000
Debt discount			(73,070)
Net amount of liabilities presented		388,889	364,152	50,000
Derivative liability		$ 571,164	$ 1,190,002	$ 61,285
Convertible Notes Payable One [Member] | Noteholder D [Member]
Origination date		Dec. 03, 2018	Jul. 11, 2019
Maturity date		Dec. 04, 2019	Jan. 11, 2020
Interest rate		9.00%	14.00%
Balance		$ 163,700	$ 158,900
Debt discount
Net amount of liabilities presented		163,700	158,900
Derivative liability		$ 184,313	$ 151,491
Convertible Notes Payable One [Member] | Noteholder B [Member]
Origination date			Dec. 03, 2018	Dec. 03, 2018
Maturity date			Dec. 04, 2019	Dec. 04, 2019
Interest rate			9.00%	9.00%
Balance			$ 262,500	$ 250,000
Debt discount				(34,770)
Net amount of liabilities presented			262,500	215,260
Derivative liability			$ 232,108	$ 91,773
Convertible Notes Payable One [Member] | Noteholder C [Member]
Interest rate			24.00%
Balance			$ 2,001,000
Debt discount			(512,027)
Net amount of liabilities presented			1,488,973
Derivative liability			$ 1,862,542
Convertible Notes Payable Two [Member] | Noteholder A [Member]
Origination date		Mar. 15, 2019	Feb. 12, 2019	Dec. 05, 2018
Maturity date		Mar. 14, 2020	Feb. 11, 2020	Dec. 04, 2019
Interest rate		8.00%	8.00%	12.00%
Balance		$ 222,222	$ 388,889	$ 166,667
Debt discount				(30,137)
Net amount of liabilities presented		222,222	388,889	136,530
Derivative liability		$ 326,379	$ 647,591	$ 206,048
Convertible Notes Payable Two [Member] | Noteholder B [Member]
Origination date				Jul. 11, 2019
Maturity date				Jan. 11, 2020
Interest rate				14.00%
Balance				$ 200,000
Debt discount				(143,020)
Net amount of liabilities presented				56,980
Derivative liability				$ 168,028
Convertible Notes Payable Three [Member] | Noteholder A [Member]
Origination date		Apr. 05, 2019	Mar. 15, 2019	Jan. 07, 2019
Maturity date		Apr. 04, 2020	Mar. 14, 2020	Jan. 07, 2020
Interest rate		8.00%	8.00%	12.00%
Balance		$ 388,889	$ 222,222	$ 111,111
Debt discount				(30,137)
Net amount of liabilities presented		388,889	222,222	80,974
Derivative liability		$ 571,164	$ 370,051	$ 138,146
Convertible Notes Payable Four [Member] | Noteholder A [Member]
Origination date		Aug. 05, 2019	Apr. 05, 2019	Jan. 30, 2019
Maturity date		Aug. 05, 2020	Apr. 04, 2020	Jan. 30, 2021
Interest rate		12.00%	8.00%	10.00%
Balance		$ 111,111	$ 388,889	$ 437,222
Debt discount				(291,681)
Net amount of liabilities presented		111,111	388,889	145,541
Derivative liability		163,190	647,591	682,336
Convertible Notes Payable [Member]
Balance		1,274,811	3,970,733	2,326,111
Debt discount			(622,134)	(1,067,949)
Net amount of liabilities presented		1,274,811	3,348,599	1,258,192
Derivative liability		$ 1,816,210	$ 5,286,402	$ 2,872,303
Convertible Notes Payable Five [Member] | Noteholder A [Member]
Origination date			Aug. 05, 2019	Feb. 12, 2019
Maturity date			Aug. 05, 2020	Feb. 11, 2020
Interest rate			12.00%	8.00%
Balance			$ 111,111	$ 388,889
Debt discount			(37,037)	(143,836)
Net amount of liabilities presented			74,074	245,053
Derivative liability			$ 185,026	$ 505,078